Note 7 - Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019

Physical forward contracts and options (i)	$(115,147)	$95,536	$(66,767)	$(129,438)
Financial swap contracts and options (ii)	42,544	(27,679)	70,665	(43,314)
Foreign exchange forward contracts	(3,028)	1,926	(9,079)	1,699
Share swap	-	(7,862)	-	(7,026)
Unrealized foreign exchange on the 6.5% convertible bond and 8.75% loan transferred to realized foreign exchange resulting from the Recapitalization	(12,218)	(3,340)	-	2,475
Weather derivatives (iii)	1,769	(7,916)	(612)	(10,937)
Other derivative options	1,112	14,798	(1,826)	10,005
Unrealized gain (loss) of derivative instruments and other	$(84,968)	$65,463	$(7,619)	$(176,536)

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$24,021	$15,946	$90,552	$80,345
Financial swap contracts and options (ii)	11,127	4,541	10,244	4,552
Foreign exchange forward contracts	-	-	109	1,415
Weather derivatives (iii)	848	-	573	214
Other derivative options	2,656	1,979	-	-
As at September 30, 2020	$38,652	$22,466	$101,478	$86,526
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$24,549	$17,673	$57,461	$51,836
Financial swap contracts and options (ii)	6,915	1,492	53,917	24,432
Foreign exchange forward contracts	4,519	3,036	-	-
Weather derivatives (iii)	-	-	280	-
Other derivative options	370	6,591	1,780	-
As at March 31, 2020	$36,353	$28,792	$113,438	$76,268

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$6,206	$54,912	$61,118
Derivative financial liabilities	-	-	(188,004)	(188,004)
Total net derivative financial assets (liabilities)	$-	$6,206	$(133,092)	$(126,886)
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$65,145	$65,145
Derivative financial liabilities	-	(38,676)	(151,030)	(189,706)
Total net derivative financial assets (liabilities)	$-	$(38,676)	$(85,885)	$(124,561)

Disclosure of fair value measurement of liabilities [text block]
	Six months ended	Year ended
	Sept. 30, 2020	March 31, 2020
Balance, beginning of period	$(85,885)	$17,310
Total losses	(15,431)	(3,822)
Purchases	(18,350)	(43,663)
Sales	(1,250)	14,549
Settlements	(12,175)	(70,259)
Balance, end of period	$(133,091)	$(85,885)